     As filed with the Securities and Exchange Commission on November 19, 2009

                                                               File No. 33-45961
                                                               File No. 811-6569

                         SECURITIES AND EXCHANGE COMMISSION

                              Washington, D. C.   20549

                                      Form N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                          Pre-Effective Amendment No. ____
                           Post-Effective Amendment No. 61

                                       and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940                                                     X

                                  Amendment No. 61

     IVY FUNDS, INC.
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                        (Exact Name as Specified in Charter)

     6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
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              (Address of Principal Executive Office)       (Zip Code)

     Registrant's Telephone Number, including Area Code (913) 236-2000
     ---------------------------------------------------------------------------

     Kristen A. Richards, 6300 Lamar Avenue, Shawnee Mission, Kansas  66202-4200
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                       (Name and Address of Agent for Service)

     It is proposed that this filing will become effective

               _____  immediately upon filing pursuant to paragraph (b)
               __X__  on December 19, 2009 pursuant to paragraph (b)(1)(iii)
               _____  60 days after filing pursuant to paragraph (a)(1)
               _____  on (date) pursuant to paragraph (a)(1)
               _____  75 days after filing pursuant to paragraph (a)(2)
               _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               __X__  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

         ==================================================================

                                  EXPLANATORY NOTE

     This Post-Effective Amendment No. 61 to the Registration Statement on Form
     N-1A (Registration Statement) for Ivy Funds, Inc. (Registrant) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities
     Act of 1933 (1933 Act) solely for the purpose of delaying, until December
     19, 2009, the effectiveness of Post-Effective Amendment No. 48, which was filed with the Commission via EDGAR Accession No. 0001105607-09-000117 on
     June 25, 2009 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

     This Post-Effective Amendment No. 61 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No.
     48 to the Registrant's Registration Statement.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
     Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective
     Amendment No. 61 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 61 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of
     Overland Park, and State of Kansas, on the 19th day of November, 2009.

                                  IVY FUNDS, INC.
                                    (Registrant)

                              By /s/ Henry J. Herrmann
                            Henry J. Herrmann, President

     Pursuant to the requirements of the Securities Act of 1933 and/or the
     Investment Company Act of 1940, this Post-Effective Amendment No. 61 has been signed below by the following persons in the capacities and on the
     19th day of November, 2009.

     Signatures                         Title

     /s/Joseph Harroz, Jr.*           Chairman and Director
     Joseph Harroz, Jr.

     /s/Henry J. Herrmann             President and Director
     Henry J. Herrmann

     /s/Joseph W. Kauten              Vice President, Treasurer,
     Joseph W. Kauten                 Principal Financial Officer and
                                      Principal Accounting Officer

     /s/Jarold W. Boettcher*          Director
     Jarold W. Boettcher

     /s/James D. Gressett*            Director
     James D. Gressett

     /s/Glendon E. Johnson, Jr.*      Director
     Glendon E. Johnson, Jr.

     /s/Eleanor B. Schwartz*          Director
     Eleanor B. Schwartz

     /s/Michael G. Smith*             Director
     Michael G. Smith

     /s/Edward M. Tighe*              Director
     Edward M. Tighe

     *By: /s/Kristen A. Richards            ATTEST:  /s/Mara D. Herrington
          Kristen A. Richards                        Mara D. Herrington
          Attorney-in-Fact                           Secretary